DWS INVESTMENTS VIT FUNDS

   SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF THE LISTED PORTFOLIO:

                               -----------------

                       DWS Equity 500 Index VIP -- Class B2


The following information replaces similar disclosure in the "How Much Investors Pay -- Class B2" section of the portfolio's prospectus:

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the fund or any variable life insurance policy, variable annuity contract or tax-qualified plan for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                         Class B2
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Annual Operating Expenses, deducted from portfolio assets
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Management  Fee                                                    0.19%
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Distribution and/or Service (12b-1) Fees                            0.25
--------------------------------------------------------------------------------
Other Expenses(1)                                                   0.27
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                     0.71
--------------------------------------------------------------------------------
Expense Reimbursements                                              0.08
--------------------------------------------------------------------------------
Net Annual Operating Expenses(2)                                    0.63
--------------------------------------------------------------------------------

(1) "Other Expenses" are based on estimated amounts for the current fiscal year. Actual expenses may be different. Includes a 0.10% administrative services fee paid to the Advisor.

(2) Through April 30, 2009, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses so that the total annual operating expenses of the portfolio will not exceed 0.63% for Class B2 shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

Based on the costs above (including one year of capped expenses in the "1 Year" period), this example helps you compare the expenses of Class B2 shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

Example             1 Year     3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class B2 shares       $64        $219           $387            $875
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                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group

July 11, 2008
VS-3906

The following information replaces similar disclosure in the "Hypothetical Expense Summary" section of the portfolio's prospectus:

DWS Equity 500 Index VIP -- Class B2



            Maximum         Initial Hypothetical              Assumed Rate
          Sales Charge:         Investment:                   of Return:
              0.00%               $10,000                         5%
--------------------------------------------------------------------------------

                                                          Hypothetical
              Cumulative                     Cumulative   Year-End
              Return          Annual         Return       Balance
               Before         Fund           After        After        Annual
              Fees and        Expense        Fees and     Fees and     Fees and
  Year        Expenses        Ratios         Expenses     Expenses     Expenses
--------------------------------------------------------------------------------
    1             5.00%          0.63%         4.37%    $10,437.00    $ 64.38
--------------------------------------------------------------------------------
    2            10.25%          0.71%         8.85%    $10,884.75    $ 75.69
--------------------------------------------------------------------------------
    3            15.76%          0.71%        13.52%    $11,351.70    $ 78.94
--------------------------------------------------------------------------------
    4            21.55%          0.71%        18.39%    $11,838.69    $ 82.33
--------------------------------------------------------------------------------
    5            27.63%          0.71%        23.47%    $12,346.57    $ 85.86
--------------------------------------------------------------------------------
    6            34.01%          0.71%        28.76%    $12,876.24    $ 89.54
--------------------------------------------------------------------------------
    7            40.71%          0.71%        34.29%    $13,428.63    $ 93.38
--------------------------------------------------------------------------------
    8            47.75%          0.71%        40.05%    $14,004.72    $ 97.39
--------------------------------------------------------------------------------
    9            55.13%          0.71%        46.06%    $14,605.52   $ 101.57
--------------------------------------------------------------------------------
   10            62.89%          0.71%        52.32%    $15,232.10   $ 105.92
--------------------------------------------------------------------------------
  Total                                                              $ 875.00
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               Please Retain This Supplement for Future Reference




July 11, 2008
VS-3906